Label	Element	Value
Document And Entity Information Elements	ck0001141306_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name	dei_EntityRegistrantName	HENDERSON GLOBAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001141306
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2015
Prospectus Date	rr_ProspectusDate	Mar. 31, 2015